Capital and Funding - Summary of Financial Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Secured liabilities	€ 2.6	€ 0.0